Employee Benefit Plan, Description of Plan (Narrative) (Details) - EBP-43-1301883-004 [ASSP] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Dividend distribution to participants	$ 267,024
Participant-Directed
EBP, Description of Plan [Line Items]
Dividend distribution to participants	$ 3,000